Core Bond Portfolio
March 31, 2023
Portfolio of Investments (Unaudited)

Asset-Backed Securities — 9.8%
Security	Principal Amount (000's omitted)	Value
ACHV ABS Trust, Series 2023-1PL, Class A, 6.42%, 3/18/30(1)	$997	$ 996,524
Adams Outdoor Advertising, L.P., Series 2018-1, Class A, 4.81%, 11/15/48(1)	642	613,370
Coinstar Funding, LLC, Series 2017-1A, Class A2, 5.216%, 4/25/47(1)	1,210	932,222
Conn's Receivables Funding, LLC:
Series 2021-A, Class B, 2.87%, 5/15/26(1)	728	721,136
Series 2022-A, Class C, 0.00%, 12/15/26(1)	2,100	1,781,094
DataBank Issuer, Series 2021-2A, Class A2, 2.40%, 10/25/51(1)	1,186	1,033,554
DB Master Finance, LLC, Series 2017-1A, Class A2II, 4.03%, 11/20/47(1)	323	301,898
Diamond Infrastructure Funding, LLC:
Series 2021-1A, Class A, 1.76%, 4/15/49(1)	3,760	3,224,687
Series 2021-1A, Class C, 3.475%, 4/15/49(1)	313	250,888
Driven Brands Funding, LLC, Series 2018-1A, Class A2, 4.739%, 4/20/48(1)	1,105	1,062,237
Enterprise Fleet Financing, LLC, Series 2023-1, Class A2, 5.51%, 1/22/29(1)	2,975	2,982,991
FMC GMSR Issuer Trust, Series 2021-GT2, Class A, 3.85%, 10/25/26(1)(2)	1,225	1,053,314
FOCUS Brands Funding, LLC, Series 2017-1A, Class A2II, 5.093%, 4/30/47(1)	943	864,389
Horizon Aircraft Finance III, Ltd., Series 2019-2, Class A, 3.425%, 11/15/39(1)	1,433	1,167,535
Jersey Mike's Funding, Series 2019-1A, Class A2, 4.433%, 2/15/50(1)	1,031	961,193
JPMorgan Chase Bank, NA:
Series 2021-2, Class B, 0.889%, 12/26/28(1)	686	661,595
Series 2021-3, Class B, 0.76%, 2/26/29(1)	657	623,852
LAD Auto Receivables Trust, Series 2023-1A, Class A2, 5.68%, 10/15/26(1)	780	779,035
Lendingpoint Asset Securitization Trust:
Series 2022-A, Class A, 1.68%, 6/15/29(1)	235	234,031
Series 2022-C, Class A, 6.56%, 2/15/30(1)	1,989	1,982,807
Lunar Aircraft, Ltd., Series 2020-1A, Class B, 4.335%, 2/15/45(1)	295	199,275
Marlette Funding Trust, Series 2023-1A, Class A, 6.07%, 4/15/33(1)	3,275	3,274,262
Neighborly Issuer, LLC, Series 2021-1A, Class A2, 3.584%, 4/30/51(1)	1,346	1,148,830
NRZ Excess Spread-Collateralized Notes, Series 2021-GNT1, Class A, 3.474%, 11/25/26(1)	1,746	1,595,107
Oportun Funding XIV, LLC, Series 2021-A, Class B, 1.76%, 3/8/28(1)	419	394,212
Oportun Issuance Trust:
Series 2021-B, Class A, 1.47%, 5/8/31(1)	1,547	1,397,759
Security	Principal Amount (000's omitted)	Value
Oportun Issuance Trust: (continued)
Series 2021-C, Class A, 2.18%, 10/8/31(1)	$4,685	$ 4,222,557
Pagaya AI Debt Selection Trust:
Series 2021-2, 3.00%, 1/25/29(1)	735	701,894
Series 2021-3, Class A, 1.15%, 5/15/29(1)	842	827,084
Series 2021-HG1, Class A, 1.22%, 1/16/29(1)	474	449,684
Planet Fitness Master Issuer, LLC, Series 2019-1A, Class A2, 3.858%, 12/5/49(1)	1,006	874,678
ServiceMaster Funding, LLC:
Series 2020-1, Class A2I, 2.841%, 1/30/51(1)	549	462,699
Series 2020-1, Class A2II, 3.337%, 1/30/51(1)	640	507,740
SERVPRO Master Issuer, LLC, Series 2019-1A, Class A2, 3.882%, 10/25/49(1)	3,626	3,326,249
SoFi Consumer Loan Program Trust, Series 2023-1S, Class A, 5.81%, 5/15/31(1)	845	845,927
Sonic Capital, LLC, Series 2020-1A, Class A2I, 3.845%, 1/20/50(1)	1,783	1,649,819
SpringCastle America Funding, LLC, Series 2020-AA, Class A, 1.97%, 9/25/37(1)	978	890,991
Stack Infrastructure Issuer, LLC:
Series 2019-1A, Class A2, 4.54%, 2/25/44(1)	6,283	6,173,433
Series 2019-2A, Class A2, 3.08%, 10/25/44(1)	750	717,026
Sunnova Helios V Issuer, LLC, Series 2021-A, Class A, 1.80%, 2/20/48(1)	239	199,162
Sunnova Helios X Issuer, LLC, Series 2022-C, Class B, 5.60%, 11/22/49(1)	1,365	1,286,258
Sunnova Sol II Issuer, LLC, Series 2020-2A, Class A, 2.73%, 11/1/55(1)	2,378	1,868,567
Theorem Funding Trust, Series 2022-3A, Class A, 7.60%, 4/15/29(1)	659	664,525
Towd Point Asset Trust, Series 2018-SL1, Class A, 5.445%, (1 mo. USD LIBOR + 0.60%), 1/25/46(1)(3)	998	991,030
Vantage Data Centers Issuer, LLC:
Series 2019-1A, Class A2, 3.188%, 7/15/44(1)	1,125	1,086,434
Series 2020-2A, Class A2, 1.992%, 9/15/45(1)	2,220	1,883,258
Series 2021-1A, Class A2, 2.165%, 10/15/46(1)	869	775,341
Willis Engine Structured Trust V:
Series 2020-A, Class B, 4.212%, 3/15/45(1)	878	638,608
Series 2020-A, Class C, 6.657%, 3/15/45(1)	219	141,068
Total Asset-Backed Securities (identified cost $66,443,028)		$ 61,421,829

Core Bond Portfolio
March 31, 2023
Portfolio of Investments (Unaudited) — continued

Collateralized Mortgage Obligations — 1.7%
Security	Principal Amount (000's omitted)	Value
Bellemeade Re, Ltd.:
Series 2021-1A, Class M1A, 6.31%, (30-day average SOFR + 1.75%), 3/25/31(1)(3)	$166	$ 165,975
Series 2021-1A, Class M1B, 6.76%, (30-day average SOFR + 2.20%), 3/25/31(1)(3)	390	386,799
Series 2021-2A, Class M1A, 5.76%, (30-day average SOFR + 1.20%), 6/25/31(1)(3)	1,261	1,246,075
Series 2021-3A, Class A2, 5.56%, (30-day average SOFR + 1.00%), 9/25/31(1)(3)	830	798,152
Cascade MH Asset Trust, Series 2022-MH1, Class A, 4.25% to 7/25/27, 8/25/54(1)(4)	1,621	1,442,580
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes:
Series 2018-DNA1, Class M2AT, 5.895%, (1 mo. USD LIBOR + 1.05%), 7/25/30(3)	62	62,538
Series 2019-DNA4, Class M2, 6.795%, (1 mo. USD LIBOR + 1.95%), 10/25/49(1)(3)	75	75,223
Series 2021-DNA3, Class M1, 5.31%, (30-day average SOFR + 0.75%), 10/25/33(1)(3)	377	376,470
Series 2022-DNA2, Class M1A, 5.86%, (30-day average SOFR + 1.30%), 2/25/42(1)(3)	1,034	1,027,051
Federal National Mortgage Association:
Series 2005-58, Class MA, 5.50%, 7/25/35	65	67,047
Series 2011-135, Class PK, 4.50%, 5/25/40	24	24,353
Series 2013-6, Class HD, 1.50%, 12/25/42	54	49,893
Series 2014-70, Class KP, 3.50%, 3/25/44	314	304,713
Federal National Mortgage Association Connecticut Avenue Securities:
Series 2013-C01, Class M2, 10.095%, (1 mo. USD LIBOR + 5.25%), 10/25/23(3)	448	458,411
Series 2014-C02, Class 2M2, 7.445%, (1 mo. USD LIBOR + 2.60%), 5/25/24(3)	171	170,982
Series 2014-C03, Class 2M2, 7.745%, (1 mo. USD LIBOR + 2.90%), 7/25/24(3)	268	272,148
Series 2018-R07, Class 1M2, 7.245%, (1 mo. USD LIBOR + 2.40%), 4/25/31(1)(3)	60	60,681
Series 2019-R06, Class 2B1, 8.595%, (1 mo. USD LIBOR + 3.75%), 9/25/39(1)(3)	2,977	2,912,913
Home Re, Ltd., Series 2021-1, Class M1B, 6.395%, (1 mo. USD LIBOR + 1.55%), 7/25/33(1)(3)	499	498,515
Total Collateralized Mortgage Obligations (identified cost $10,577,867)		$ 10,400,519

Commercial Mortgage-Backed Securities — 9.4%
Security	Principal Amount (000's omitted)	Value
BAMLL Commercial Mortgage Securities Trust:
Series 2019-BPR, Class DNM, 3.719%, 11/5/32(1)(2)	$3,325	$ 2,539,259
Security	Principal Amount (000's omitted)	Value
BAMLL Commercial Mortgage Securities Trust: (continued)
Series 2019-BPR, Class FNM, 3.719%, 11/5/32(1)(2)	$1,635	$ 1,087,702
BX Commercial Mortgage Trust:
Series 2019-XL, Class A, 5.862%, (1 mo. SOFR + 1.03%), 10/15/36(1)(3)	2,499	2,472,090
Series 2019-XL, Class B, 6.022%, (1 mo. SOFR + 1.19%), 10/15/36(1)(3)	1,122	1,102,103
Series 2021-VOLT, Class B, 5.634%, (1 mo. USD LIBOR + 0.95%), 9/15/36(1)(3)	3,103	2,949,665
Series 2021-VOLT, Class C, 5.784%, (1 mo. USD LIBOR + 1.10%), 9/15/36(1)(3)	1,461	1,380,210
Series 2021-VOLT, Class D, 6.334%, (1 mo. USD LIBOR + 1.65%), 9/15/36(1)(3)	1,074	1,011,889
CFCRE Commercial Mortgage Trust:
Series 2016-C7, Class C, 4.385%, 12/10/54(2)	1,250	1,065,544
Series 2016-C7, Class D, 4.385%, 12/10/54(1)(2)	2,000	1,403,261
Citigroup Commercial Mortgage Trust, Series 2013-GC11, Class C, 4.134%, 4/10/46(2)	97	96,756
COMM Mortgage Trust:
Series 2013-CR11, Class B, 5.111%, 8/10/50(2)	2,855	2,746,599
Series 2014-CR21, Class C, 4.41%, 12/10/47(2)	2,500	2,288,888
CSMC Trust, Series 2016-NXSR, Class C, 4.431%, 12/15/49(2)	1,775	1,330,364
Extended Stay America Trust:
Series 2021-ESH, Class A, 5.765%, (1 mo. USD LIBOR + 1.08%), 7/15/38(1)(3)	486	471,941
Series 2021-ESH, Class C, 6.385%, (1 mo. USD LIBOR + 1.70%), 7/15/38(1)(3)	2,673	2,593,634
Federal National Mortgage Association:
Series 2018-M4, Class A2, 3.086%, 3/25/28(2)	513	487,482
Series 2019-M1, Class A2, 3.547%, 9/25/28(2)	2,486	2,407,706
Series 2020-M1, Class A2, 2.444%, 10/25/29	4,434	3,997,590
Federal National Mortgage Association Multifamily Connecticut Avenue Securities Trust, Series 2020-01, Class M10, 8.595%, (1 mo. USD LIBOR + 3.75%), 3/25/50(1)(3)	1,260	1,172,105
Hawaii Hotel Trust, Series 2019-MAUI, Class A, 5.834%, (1 mo. USD LIBOR + 1.15%), 5/15/38(1)(3)	4,033	3,937,768
JPMBB Commercial Mortgage Securities Trust:
Series 2014-C22, Class D, 4.547%, 9/15/47(1)(2)	990	716,216
Series 2014-C23, Class D, 3.979%, 9/15/47(1)(2)	2,000	1,691,190
Series 2014-C25, Class D, 3.936%, 11/15/47(1)(2)	1,960	844,073
JPMorgan Chase Commercial Mortgage Securities Trust:
Series 2013-C13, Class D, 4.157%, 1/15/46(1)(2)	2,000	1,934,308
Series 2021-MHC, Class C, 5.984%, (1 mo. USD LIBOR + 1.30%), 4/15/38(1)(3)	2,425	2,308,307
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C29, Class C, 4.722%, 5/15/49(2)(5)	993	868,693
Morgan Stanley Capital I Trust:
Series 2016-UBS12, Class D, 3.312%, 12/15/49(1)(5)	1,745	854,570

Core Bond Portfolio
March 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Morgan Stanley Capital I Trust: (continued)
Series 2019-BPR, Class A, 6.334%, (1 mo. USD LIBOR + 1.65%), 5/15/36(1)(3)(5)	$2,210	$ 2,146,925
Natixis Commercial Mortgage Securities Trust, Series 2018-FL1, Class C, 6.884%, (1 mo. USD LIBOR + 2.20%), 6/15/35(1)(3)	5,000	4,345,737
SLG Office Trust, Series 2021-OVA, Class A, 2.585%, 7/15/41(1)	2,427	1,940,127
VMC Finance, LLC:
Series 2021-HT1, Class A, 6.411%, (1 mo. USD LIBOR + 1.65%), 1/18/37(1)(3)	1,484	1,443,871
Series 2021-HT1, Class B, 9.261%, (1 mo. USD LIBOR + 4.50%), 1/18/37(1)(3)	2,000	1,888,743
Wells Fargo Commercial Mortgage Trust, Series 2016-C35, Class D, 3.142%, 7/15/48(1)	500	362,675
WF-RBS Commercial Mortgage Trust, Series 2013-UBS1, Class E, 5.025%, 3/15/46(1)(2)	924	883,039
Total Commercial Mortgage-Backed Securities (identified cost $65,708,757)		$ 58,771,030

Corporate Bonds — 34.8%
Security	Principal Amount (000's omitted)	Value
Aerospace & Defense — 0.3%
Delta Air Lines, Inc./SkyMiles IP, Ltd., 4.75%, 10/20/28(1)	$2,286	$ 2,207,929
		$ 2,207,929
Auto Manufacturers — 0.5%
General Motors Co., 5.60%, 10/15/32	$1,503	$ 1,473,105
General Motors Financial Co., Inc., 4.30%, 4/6/29	1,702	1,583,538
		$ 3,056,643
Automotive & Auto Parts — 0.1%
Aptiv PLC/Aptiv Corp., 3.25%, 3/1/32	$526	$ 458,599
		$ 458,599
Banks — 12.7%
Australia & New Zealand Banking Group, Ltd., 2.95% to 7/22/25, 7/22/30(1)(6)	$903	$ 835,020
Banco Santander S.A.:
1.722% to 9/14/26, 9/14/27(6)	1,200	1,048,714
4.175% to 3/24/27, 3/24/28(6)	200	187,941
5.294%, 8/18/27	1,400	1,379,062
Security	Principal Amount (000's omitted)	Value
Banks (continued)
Bank of America Corp.:
1.734% to 7/22/26, 7/22/27(6)	$5,276	$ 4,735,371
1.898% to 7/23/30, 7/23/31(6)	1,020	818,610
1.922% to 10/24/30, 10/24/31(6)	831	663,322
2.087% to 6/14/28, 6/14/29(6)	1,881	1,621,298
2.299% to 7/21/31, 7/21/32(6)	2,050	1,653,642
2.456% to 10/22/24, 10/22/25(6)	482	459,168
2.551% to 2/4/27, 2/4/28(6)	1,250	1,138,186
3.824% to 1/20/27, 1/20/28(6)	1,639	1,567,508
3.846% to 3/8/32, 3/8/37(6)	3,289	2,807,150
6.204% to 11/10/27, 11/10/28(6)	2,872	3,004,911
Barclays PLC:
2.852% to 5/7/25, 5/7/26(6)	1,281	1,197,332
4.836%, 5/9/28	2,125	2,004,811
BBVA Bancomer S.A./Texas:
1.875%, 9/18/25(1)	1,165	1,064,233
5.125% to 1/18/28, 1/18/33(1)(6)	1,000	856,280
BNP Paribas S.A.:
7.75% to 8/16/29(1)(6)(7)	787	755,284
9.25% to 11/17/27(1)(6)(7)	634	645,414
BPCE S.A., 3.648% to 1/14/32, 1/14/37(1)(6)	1,452	1,142,380
CaixaBank S.A., 6.208% to 1/18/28, 1/18/29(1)(6)	1,376	1,385,679
Capital One Financial Corp., 3.273% to 3/1/29, 3/1/30(6)	909	775,197
Citigroup, Inc.:
2.572%, (SOFR + 2.107%), 6/3/31(3)	2,328	1,965,511
3.106% to 4/8/25, 4/8/26(6)	1,447	1,384,366
3.668% to 7/24/27, 7/24/28(6)	2,345	2,223,347
3.70%, 1/12/26	1,524	1,475,957
3.785% to 3/17/32, 3/17/33(6)	1,685	1,512,049
4.00% to 12/10/25(6)(7)	1,090	966,012
Discover Bank, 4.682% to 8/9/23, 8/9/28(6)	293	268,218
Federation des Caisses Desjardins du Quebec, 4.40%, 8/23/25(1)	2,222	2,168,850
Goldman Sachs Group, Inc. (The):
1.948% to 10/21/26, 10/21/27(6)	2,688	2,404,034
3.75%, 2/25/26	970	943,644
4.223%, 5/1/29(6)	2,700	2,589,198
HSBC Holdings PLC:
2.357% to 8/18/30, 8/18/31(6)	982	792,293
6.161% to 3/9/28, 3/9/29(6)	2,251	2,316,334
7.39% to 11/3/27, 11/3/28(6)	696	741,373
Intesa Sanpaolo SpA:
7.00%, 11/21/25(1)	469	477,523
8.248% to 11/21/32, 11/21/33(1)(6)	1,355	1,437,859

Core Bond Portfolio
March 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Banks (continued)
JPMorgan Chase & Co.:
1.47% to 9/22/26, 9/22/27(6)	$1,591	$ 1,404,535
2.739% to 10/15/29, 10/15/30(6)	3,095	2,703,952
4.586% to 4/26/32, 4/26/33(6)	1,198	1,161,041
4.851% to 7/25/27, 7/25/28(6)	2,833	2,830,300
Macquarie Bank, Ltd., 6.798%, 1/18/33(1)	1,295	1,317,973
National Bank of Canada, 0.55% to 11/15/23, 11/15/24(6)	1,294	1,255,652
PPTT, 2006-A GS, Class A, 2.921%(1)(7)(8)	259	215,384
Santander Holdings USA, Inc., 4.50%, 7/17/25	712	680,747
Societe Generale S.A.:
6.221% to 6/15/32, 6/15/33(1)(6)	975	907,380
9.375% to 11/22/27(1)(6)(7)	756	717,255
Standard Chartered PLC:
1.456% to 1/14/26, 1/14/27(1)(6)	808	710,511
1.822% to 11/23/24, 11/23/25(1)(6)	929	864,963
Synchrony Bank, 5.625%, 8/23/27	507	465,966
Synovus Bank/Columbus, GA:
4.00% to 10/29/25, 10/29/30(6)	940	811,324
5.625%, 2/15/28	1,000	898,367
Texas Capital Bancshares, Inc., 4.00% to 5/6/26, 5/6/31(6)	655	542,308
Toronto-Dominion Bank (The), 8.125% to 10/31/27, 10/31/82(6)	1,975	2,009,562
Truist Financial Corp., 5.10% to 3/1/30(6)(7)	1,427	1,256,551
UBS AG, 1.25%, 6/1/26(1)	1,442	1,268,094
UBS Group AG, 2.095% to 2/11/31, 2/11/32(1)(6)	1,652	1,283,632
Westpac Banking Corp., 3.02% to 11/18/31, 11/18/36(6)	867	679,991
		$ 79,398,569
Beverages — 0.1%
Coca-Cola Europacific Partners PLC, 1.50%, 1/15/27(1)	$541	$ 482,866
		$ 482,866
Building and Development — 0.1%
Jacobs Engineering Group, Inc., 5.90%, 3/1/33	$891	$ 892,952
		$ 892,952
Building Materials — 0.2%
Cemex SAB de CV, 9.125% to 3/14/28(1)(6)(7)	$1,366	$ 1,369,693
		$ 1,369,693
Chemicals — 0.3%
Celanese US Holdings, LLC:
6.165%, 7/15/27	$894	$ 900,369
Security	Principal Amount (000's omitted)	Value
Chemicals (continued)
Celanese US Holdings, LLC: (continued)
6.33%, 7/15/29	$1,090	$ 1,103,132
		$ 2,003,501
Commercial Services — 0.8%
Ashtead Capital, Inc., 4.25%, 11/1/29(1)	$2,352	$ 2,159,842
Block Financial, LLC, 3.875%, 8/15/30	1,362	1,172,247
Ford Foundation (The), 2.415%, 6/1/50	650	431,481
Western Union Co. (The), 6.20%, 11/17/36	1,275	1,275,892
		$ 5,039,462
Computers — 0.6%
Kyndryl Holdings, Inc., 2.70%, 10/15/28	$1,547	$ 1,297,032
Seagate HDD Cayman:
4.091%, 6/1/29	332	293,620
5.75%, 12/1/34	1,473	1,345,954
9.625%, 12/1/32(1)	666	746,545
		$ 3,683,151
Consumer Products — 0.2%
Natura & Co. Luxembourg Holdings S.a.r.l., 6.00%, 4/19/29(1)	$1,029	$ 893,627
Natura Cosmeticos S.A., 4.125%, 5/3/28(1)	678	552,769
		$ 1,446,396
Diversified Financial Services — 3.6%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust:
1.65%, 10/29/24	$221	$ 206,879
4.50%, 9/15/23	1,246	1,234,376
6.50%, 7/15/25	742	747,970
Affiliated Managers Group, Inc., 3.30%, 6/15/30	1,136	982,398
Ally Financial, Inc., 8.00%, 11/1/31	1,955	2,054,433
Ameriprise Financial, Inc., 5.15%, 5/15/33	2,714	2,708,629
Aviation Capital Group, LLC, 6.25%, 4/15/28(1)(9)	1,229	1,229,960
Bread Financial Holdings, Inc., 4.75%, 12/15/24(1)	1,140	1,020,519
CI Financial Corp.:
3.20%, 12/17/30	1,403	1,082,403
4.10%, 6/15/51	1,468	890,860
Ford Motor Credit Co., LLC, 7.35%, 11/4/27	1,451	1,498,172
Hyundai Capital America, 5.80%, 4/1/30(1)	3,520	3,552,072
KKR Group Finance Co. VII, LLC, 3.625%, 2/25/50(1)	1,350	933,270
KKR Group Finance Co. X, LLC, 3.25%, 12/15/51(1)	420	265,694
OneMain Finance Corp., 3.50%, 1/15/27	1,146	963,100

Core Bond Portfolio
March 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Diversified Financial Services (continued)
Rocket Mortgage, LLC/Rocket Mortgage Co.-Issuer, Inc.:
2.875%, 10/15/26(1)	$81	$ 72,581
3.875%, 3/1/31(1)	1,733	1,438,624
Stifel Financial Corp., 4.00%, 5/15/30	1,408	1,238,015
UniCredit SpA, 5.459% to 6/30/30, 6/30/35(1)(6)	611	504,019
		$ 22,623,974
Electric Utilities — 1.2%
AEP Transmission Co., LLC, 5.40%, 3/15/53	$900	$ 938,901
AES Corp. (The), 2.45%, 1/15/31	2,342	1,908,925
Alabama Power Co., 3.125%, 7/15/51	1,350	959,805
Enel Finance International N.V., 1.375%, 7/12/26(1)	873	778,045
ITC Holdings Corp., 4.05%, 7/1/23	680	677,707
NextEra Energy Capital Holdings, Inc.:
1.90%, 6/15/28	1,240	1,089,613
3.00%, 1/15/52	1,500	1,012,771
NextEra Energy Operating Partners, L.P., 4.25%, 9/15/24(1)	38	36,594
		$ 7,402,361
Electrical and Electronic Equipment — 0.1%
Jabil, Inc., 3.00%, 1/15/31	$532	$ 447,616
		$ 447,616
Energy — 0.4%
Enbridge, Inc., 5.70%, 3/8/33	$2,414	$ 2,512,353
		$ 2,512,353
Entertainment — 0.7%
Magallanes, Inc., 5.141%, 3/15/52(1)	$2,485	$ 2,016,195
WarnerMedia Holdings, Inc.:
5.05%, 3/15/42(1)	1,000	837,338
5.391%, 3/15/62(1)	1,653	1,338,089
		$ 4,191,622
Foods — 0.2%
Smithfield Foods, Inc.:
2.625%, 9/13/31(1)	$1,120	$ 847,355
3.00%, 10/15/30(1)	210	167,709
		$ 1,015,064
Health Care — 1.0%
Centene Corp.:
3.375%, 2/15/30	$2,684	$ 2,344,055
Security	Principal Amount (000's omitted)	Value
Health Care (continued)
Centene Corp.: (continued)
4.25%, 12/15/27	$798	$ 769,639
HCA, Inc., 4.625%, 3/15/52(1)	3,834	3,189,348
		$ 6,303,042
Insurance — 1.9%
American International Group, Inc., 5.125%, 3/27/33	$1,620	$ 1,611,274
F&G Annuities & Life, Inc., 7.40%, 1/13/28(1)	2,813	2,832,557
GA Global Funding Trust, 2.25%, 1/6/27(1)	2,595	2,266,447
Global Atlantic Fin Co., 3.125%, 6/15/31(1)	2,188	1,725,853
Liberty Mutual Group, Inc., 4.125% to 9/15/26, 12/15/51(1)(6)	1,466	1,179,060
Metropolitan Life Global Funding I, 5.15%, 3/28/33(1)	967	975,757
Stewart Information Services Corp., 3.60%, 11/15/31	1,286	1,012,630
		$ 11,603,578
Lodging and Gaming — 0.1%
Hyatt Hotels Corp.:
1.30%, 10/1/23	$577	$ 564,957
1.80%, 10/1/24	237	224,515
		$ 789,472
Media — 1.3%
Charter Communications Operating, LLC/Charter Communications Operating Capital:
2.80%, 4/1/31	$2,110	$ 1,699,517
4.80%, 3/1/50	3,805	2,903,929
Comcast Corp.:
2.887%, 11/1/51	3,230	2,207,907
2.937%, 11/1/56	832	554,790
4.25%, 1/15/33	800	779,620
		$ 8,145,763
Oil and Gas — 0.9%
BHP Billiton Finance USA, Ltd., 4.75%, 2/28/28	$2,915	$ 2,953,521
Patterson-UTI Energy, Inc., 5.15%, 11/15/29	1,765	1,627,456
South32 Treasury, Ltd., 4.35%, 4/14/32(1)	1,003	895,257
		$ 5,476,234
Other Revenue — 0.4%
BlueHub Loan Fund, Inc., 3.099%, 1/1/30	$3,160	$ 2,644,610
		$ 2,644,610

Core Bond Portfolio
March 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Packaging & Containers — 0.2%
Berry Global, Inc., 5.50%, 4/15/28(1)	$1,268	$ 1,264,490
		$ 1,264,490
Pharmaceuticals — 0.2%
Perrigo Finance Unlimited Co., 4.40%, 6/15/30	$1,214	$ 1,091,425
		$ 1,091,425
Real Estate Investment Trusts (REITs) — 3.2%
American Assets Trust, L.P., 3.375%, 2/1/31	$1,170	$ 940,974
Corporate Office Properties, L.P., 2.90%, 12/1/33	872	609,136
Digital Realty Trust, L.P., 3.70%, 8/15/27	1,272	1,175,290
EPR Properties:
3.75%, 8/15/29	1,474	1,131,340
4.50%, 6/1/27	1,381	1,146,017
4.95%, 4/15/28	332	277,562
Extra Space Storage, L.P., 2.55%, 6/1/31	1,011	821,390
HAT Holdings I, LLC/HAT Holdings II, LLC:
3.375%, 6/15/26(1)	1,436	1,247,425
3.75%, 9/15/30(1)	597	451,589
Iron Mountain, Inc.:
4.50%, 2/15/31(1)	977	840,513
5.00%, 7/15/28(1)	339	315,818
Life Storage, L.P., 2.40%, 10/15/31	1,473	1,189,035
Newmark Group, Inc., 6.125%, 11/15/23	3,504	3,476,832
Sabra Health Care, L.P., 3.20%, 12/1/31	1,435	1,054,075
SITE Centers Corp., 3.625%, 2/1/25	874	827,659
Sun Communities Operating, L.P., 5.70%, 1/15/33	2,189	2,193,201
VICI Properties, L.P./VICI Note Co., Inc., 5.75%, 2/1/27(1)	2,047	2,011,427
		$ 19,709,283
Retail — 0.5%
Bath & Body Works, Inc.:
6.625%, 10/1/30(1)	$659	$ 643,039
7.60%, 7/15/37	524	453,019
Dick's Sporting Goods, Inc., 4.10%, 1/15/52	2,609	1,858,575
		$ 2,954,633
Semiconductors — 0.6%
Intel Corp.:
5.625%, 2/10/43	$1,025	$ 1,051,330
5.70%, 2/10/53	899	918,541
Micron Technology, Inc., 2.703%, 4/15/32	1,965	1,574,586
		$ 3,544,457
Security	Principal Amount (000's omitted)	Value
Technology — 0.1%
CDW, LLC/CDW Finance Corp., 3.276%, 12/1/28	$731	$ 645,309
		$ 645,309
Telecommunications — 1.7%
AT&T, Inc.:
3.55%, 9/15/55	$2,837	$ 2,040,014
3.65%, 6/1/51	3,339	2,532,897
Nokia Oyj:
4.375%, 6/12/27	981	938,802
6.625%, 5/15/39	1,492	1,490,553
Rogers Communications, Inc., 4.55%, 3/15/52(1)	2,500	2,058,537
SES Global Americas Holdings GP, 5.30%, 3/25/44(1)	661	520,615
SES S.A., 5.30%, 4/4/43(1)	393	294,355
T-Mobile USA, Inc.:
2.25%, 11/15/31	278	227,783
2.55%, 2/15/31	646	547,819
		$ 10,651,375
Transportation — 0.2%
SMBC Aviation Capital Finance DAC, 3.55%, 4/15/24(1)	$1,200	$ 1,171,376
		$ 1,171,376
Utilities — 0.4%
Southern Co. (The), Series B, 4.00% to 10/15/25, 1/15/51(6)	$1,704	$ 1,567,573
Southern Co. Gas Capital Corp., 2.45%, 10/1/23	1,060	1,043,059
		$ 2,610,632
Total Corporate Bonds (identified cost $235,324,264)		$216,838,430

Preferred Stocks — 0.5%
Security	Shares	Value
Oil, Gas & Consumable Fuels — 0.1%
NuStar Energy, L.P., Series B, 10.836%, (3 mo. USD LIBOR + 5.643%)(3)	19,968	$ 476,237
		$ 476,237
Real Estate Management & Development — 0.2%
Brookfield Property Partners, L.P., Series A, 5.75%	83,921	$ 1,044,816
		$ 1,044,816

Core Bond Portfolio
March 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Telecommunications — 0.2%
United States Cellular Corp., 5.50%	83,925	$ 1,409,940
		$ 1,409,940
Total Preferred Stocks (identified cost $4,615,208)		$ 2,930,993

Senior Floating-Rate Loans — 0.2%(10)
Borrower/Description	Principal Amount (000's omitted)	Value
Diversified Telecommunication Services — 0.0%(11)
CenturyLink, Inc., Term Loan, 7.172%, (SOFR + 2.25%), 3/15/27	$483	$ 321,714
		$ 321,714
IT Services — 0.0%(11)
Asurion, LLC, Term Loan, 8.09%, (1 mo. USD LIBOR + 3.25%), 12/23/26	$244	$ 227,879
		$ 227,879
Software — 0.1%
Hyland Software, Inc., Term Loan, 8.34%, (1 mo. USD LIBOR + 3.50%), 7/1/24	$592	$ 584,999
		$ 584,999
Specialty Retail — 0.1%
PetSmart, Inc., Term Loan, 8.657%, (SOFR + 3.75%), 2/11/28	$437	$ 434,113
		$ 434,113
Total Senior Floating-Rate Loans (identified cost $1,754,255)		$ 1,568,705

Taxable Municipal Obligations — 1.5%
Security	Principal Amount (000's omitted)	Value
Special Tax Revenue — 0.2%
California Health Facilities Financing Authority, (No Place Like Home Program), 3.034%, 6/1/34	$1,430	$ 1,209,637
		$ 1,209,637
Security	Principal Amount (000's omitted)	Value
Water and Sewer — 1.3%
Narragansett Bay Commission, RI, Wastewater System Revenue:
Green Bonds, 2.094%, 9/1/30	$820	$ 696,557
Green Bonds, 2.184%, 9/1/31	650	543,667
Green Bonds, 2.264%, 9/1/32	585	482,022
Green Bonds, 2.344%, 9/1/33	635	516,046
San Francisco City and County Public Utilities Commission, CA, Water Revenue, Green Bonds, 3.303%, 11/1/39	6,750	5,691,600
		$ 7,929,892
Total Taxable Municipal Obligations (identified cost $10,870,000)		$ 9,139,529

U.S. Government Agency Mortgage-Backed Securities — 19.3%
Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp.:
Pool #A93547, 4.50%, 8/1/40	$322	$ 325,134
Pool #C03490, 4.50%, 8/1/40	171	172,470
Pool #C09031, 2.50%, 2/1/43	660	590,766
Pool #G07589, 5.50%, 6/1/41	1,045	1,097,676
Pool #G08596, 4.50%, 7/1/44	251	252,654
Pool #G08670, 3.00%, 10/1/45	388	356,040
Pool #G08701, 3.00%, 4/1/46	514	471,708
Pool #G60608, 4.00%, 5/1/46	1,093	1,067,564
Pool #G60761, 3.00%, 10/1/43	695	647,659
Pool #Q17453, 3.50%, 4/1/43	668	635,641
Pool #Q34310, 3.50%, 6/1/45	403	381,481
Pool #Q40264, 3.50%, 5/1/46	378	357,209
Pool #Q45051, 3.00%, 12/1/46	1,379	1,268,435
Pool #Q46889, 3.50%, 3/1/47	914	874,171
Pool #Q47999, 4.00%, 5/1/47	1,039	1,014,567
Pool #ZT0383, 3.50%, 3/1/48	401	377,339
Federal National Mortgage Association:
4.00%, 30-Year, TBA(12)	28,527	27,290,089
4.50%, 30-Year, TBA(12)	28,375	27,803,054
5.00%, 30-Year, TBA(12)	35,575	35,484,657
5.50%, 30-Year, TBA(12)	8,550	8,639,506
Pool #AB3678, 3.50%, 10/1/41	1,741	1,668,510
Pool #AL7524, 5.00%, 7/1/41	224	230,407
Pool #AS3892, 4.00%, 11/1/44	378	369,748
Pool #AS5332, 4.00%, 7/1/45	353	344,421
Pool #AS6014, 4.00%, 10/1/45	224	218,743

Core Bond Portfolio
March 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Federal National Mortgage Association: (continued)
Pool #BA0891, 3.50%, 1/1/46	$901	$ 851,736
Pool #BA3938, 3.50%, 1/1/46	551	520,801
Pool #BD1183, 3.50%, 12/1/46	316	298,071
Pool #BE2316, 3.50%, 1/1/47	890	840,145
Pool #BM1144, 2.50%, 3/1/47	793	697,322
Pool #FM7023, 3.00%, 7/1/49	780	708,234
Pool #MA1789, 4.50%, 2/1/44	252	252,532
Pool #MA2653, 4.00%, 6/1/46	513	500,663
Government National Mortgage Association:
Pool #AQ1784, 3.50%, 12/20/45	916	874,579
Pool #CB2653, 2.50%, 3/20/51	1,296	1,125,948
Pool #CB8629, 2.50%, 4/20/51	1,988	1,727,671
Total U.S. Government Agency Mortgage-Backed Securities (identified cost $121,359,861)		$120,337,351

U.S. Treasury Obligations — 34.9%
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bonds:
1.375%, 8/15/50	$2,806	$ 1,686,779
1.625%, 11/15/50	8,674	5,567,495
1.875%, 11/15/51	1,318	898,068
2.00%, 11/15/41	8,644	6,530,778
2.00%, 8/15/51	347	244,235
2.25%, 2/15/52	3,332	2,486,375
2.375%, 2/15/42	19,594	15,767,430
2.875%, 5/15/52	1,099	940,611
3.00%, 8/15/52	3,759	3,303,221
3.875%, 2/15/43	1,300	1,311,883
4.00%, 11/15/42	4,300	4,418,250
4.00%, 11/15/52	6,137	6,514,809
U.S. Treasury Notes:
0.125%, 6/30/23	3,000	2,967,321
0.25%, 5/31/25	3,310	3,055,156
0.375%, 11/30/25	1,414	1,290,247
0.375%, 12/31/25	10,941	9,975,756
0.375%, 1/31/26	8,006	7,269,823
0.50%, 2/28/26	3,144	2,858,400
0.75%, 11/15/24	3,700	3,498,813
0.75%, 4/30/26	4,821	4,396,526
1.00%, 7/31/28	2,455	2,146,543
1.125%, 2/29/28	10,680	9,487,887
1.125%, 8/31/28	1,045	917,865
1.25%, 3/31/28	2,415	2,154,774
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Notes: (continued)
1.25%, 4/30/28	$8,955	$ 7,976,072
1.25%, 6/30/28	1,455	1,291,852
1.375%, 10/31/28	2,510	2,227,576
1.50%, 2/29/24	13,624	13,243,007
1.875%, 2/28/27	22,061	20,590,504
2.125%, 3/31/24	14,939	14,580,233
2.625%, 4/15/25	992	964,294
2.75%, 4/30/27	18,000	17,352,774
2.75%, 8/15/32	11,877	11,180,342
2.875%, 4/30/29	3,760	3,611,187
3.125%, 8/31/27	3,713	3,632,648
3.125%, 8/31/29	1,659	1,615,257
3.25%, 8/31/24	7,720	7,604,502
3.50%, 1/31/28	2,593	2,579,832
3.50%, 2/15/33	2,150	2,153,527
3.875%, 12/31/27	2,000	2,021,445
3.875%, 9/30/29	2,306	2,344,463
4.125%, 9/30/27	1,600	1,630,500
4.125%, 11/15/32	1,384	1,454,498
Total U.S. Treasury Obligations (identified cost $231,652,283)		$217,743,558

Short-Term Investments — 2.8%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.73%(13)	17,519,193	$ 17,519,193
Total Short-Term Investments (identified cost $17,519,193)		$ 17,519,193
Total Investments — 114.9% (identified cost $765,824,716)		$716,671,137
Other Assets, Less Liabilities — (14.9)%		$(92,806,053)
Net Assets — 100.0%		$623,865,084
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At March 31, 2023, the aggregate value of these securities is $179,282,183 or 28.7% of the Portfolio's net assets.
(2)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at March 31, 2023.

Core Bond Portfolio
March 31, 2023
Portfolio of Investments (Unaudited) — continued

(3)	Variable rate security. The stated interest rate represents the rate in effect at March 31, 2023.
(4)	Step coupon security. Interest rate represents the rate in effect at March 31, 2023.
(5)	Represents an investment in an issuer that may be deemed to be an affiliate.
(6)	Security converts to variable rate after the indicated fixed-rate coupon period.
(7)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.
(8)	Variable rate security. The stated interest rate, which resets quarterly, is determined at auction and represents the rate in effect at March 31, 2023.
(9)	When-issued security.
(10)	Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) or the Secured Overnight Financing Rate (“SOFR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate. Rates for SOFR are generally 1 or 3-month tenors and may also be subject to a credit spread adjustment. Senior Loans are generally subject to contractual restrictions that must be satisfied before they can be bought or sold.
(11)	Amount is less than 0.05%.
(12)	TBA (To Be Announced) securities are purchased on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount and maturity date are determined upon settlement.
(13)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of March 31, 2023.

Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)
Interest Rate Futures
U.S. Long Treasury Bond	29	Long	6/21/23	$ 3,803,531	$ 156,729
U.S. Ultra-Long Treasury Bond	123	Long	6/21/23	17,358,375	839,470
U.S. 2-Year Treasury Note	(48)	Short	6/30/23	(9,909,750)	29,530
U.S. 5-Year Treasury Note	(164)	Short	6/30/23	(17,959,281)	(223,867)
U.S. 10-Year Treasury Note	(8)	Short	6/21/23	(919,375)	(2,765)
U.S. 10-Year Ultra Treasury Note	(70)	Short	6/21/23	(8,479,844)	(104,151)
					$694,946
Abbreviations:
LIBOR	– London Interbank Offered Rate
PPTT	– Preferred Pass-Through Trust
REITs	– Real Estate Investment Trusts
SOFR	– Secured Overnight Financing Rate
TBA	– To Be Announced
Currency Abbreviations:
USD	– United States Dollar

Core Bond Portfolio
March 31, 2023
Portfolio of Investments (Unaudited) — continued

The Portfolio is subject to interest rate risk in the normal course of pursuing its investment objectives. Because the Portfolio holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Portfolio enters into U.S. Treasury futures contracts to hedge against fluctuations in interest rates.
At March 31, 2023, the Portfolio had sufficient cash and/or securities to cover commitments under open derivative contracts.
Affiliated Investments
At March 31, 2023, the value of the Portfolio's investment in issuers and funds that may be deemed to be affiliated was $21,389,381, which represents 3.4% of the Portfolio's net assets. Transactions in such investments by the Portfolio for the fiscal year to date ended March 31, 2023 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Interest/ Dividend income	Principal amount/ Shares, end of period
Commercial Mortgage-Backed Securities
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C29, Class C, 4.722%, 5/15/49	$875,452	$ —	$ —	$ —	$(6,759)	$868,693	$11,725	$993,200
Morgan Stanley Capital I Trust:
Series 2016-UBS12, Class D, 3.312%, 12/15/49	927,474	—	—	—	(76,492)	854,570	18,036	1,745,000
Series 2019-BPR, Class A, 6.334%, (1 mo. USD LIBOR + 1.65%), 5/15/36	2,115,737	—	—	—	31,188	2,146,925	33,509	2,210,379
Short-Term Investments
Liquidity Fund, Institutional Class(1)	33,127,696	75,525,499	(91,134,002)	—	—	17,519,193	155,264	17,519,193
Total				$ —	$(52,063)	$21,389,381	$218,534
(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At March 31, 2023, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$ —	$ 61,421,829	$ —	$ 61,421,829
Collateralized Mortgage Obligations	—	10,400,519	—	10,400,519
Commercial Mortgage-Backed Securities	—	58,771,030	—	58,771,030
Corporate Bonds	—	216,838,430	—	216,838,430
Preferred Stocks	2,930,993	—	—	2,930,993
Senior Floating-Rate Loans	—	1,568,705	—	1,568,705
Taxable Municipal Obligations	—	9,139,529	—	9,139,529

Core Bond Portfolio
March 31, 2023
Portfolio of Investments (Unaudited) — continued

Asset Description (continued)	Level 1	Level 2	Level 3	Total
U.S. Government Agency Mortgage-Backed Securities	$ —	$120,337,351	$ —	$120,337,351
U.S. Treasury Obligations	—	217,743,558	—	217,743,558
Short-Term Investments	17,519,193	—	—	17,519,193
Total Investments	$20,450,186	$696,220,951	$ —	$716,671,137
Futures Contracts	$ 1,025,729	$ —	$ —	$ 1,025,729
Total	$21,475,915	$696,220,951	$ —	$717,696,866
Liability Description
Futures Contracts	$ (330,783)	$ —	$ —	$ (330,783)
Total	$ (330,783)	$ —	$ —	$ (330,783)
For information on the Portfolio's policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio's most recent financial statements included in its semiannual or annual report to shareholders.